RISK/RETURN
Investment Objective
The Fund’s objective is to provide you as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “Alternative Purchase Plans” on page 18 of the Fund’s Prospectus, “What are the sales charges for purchases of Class A Shares” on page 19 of the Prospectus and “Reduced Sales Charges for Certain Purchases of Class A Shares” on page 21 of the Prospectus. No Class I Shares are currently outstanding.

fees paid directly from your investment
Shareholder Fees TAX-FREE FUND OF COLORADO	Tax-Free Fund of Colorado Class A		Tax-Free Fund of Colorado Class C	Tax-Free Fund of Colorado Class I	Tax-Free Fund of Colorado Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Annual Fund Operating Expenses TAX-FREE FUND OF COLORADO	Tax-Free Fund of Colorado Class A	Tax-Free Fund of Colorado Class C	Tax-Free Fund of Colorado Class I	Tax-Free Fund of Colorado Class Y
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.05%	0.75%	0.15%	none
Other Expenses	0.18%	0.42%	0.37%	0.17%
Total Annual Fund Operating Expenses	0.73%	1.67%	1.02%	0.67%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TAX-FREE FUND OF COLORADO (USD $)	1 year	3 years	5 years	10 years
Tax-Free Fund of Colorado Class A	472	624	790	1,270
Tax-Free Fund of Colorado Class C	270	526	907	1,494
Tax-Free Fund of Colorado Class I	104	325	563	1,248
Tax-Free Fund of Colorado Class Y	68	214	373	835

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
TAX-FREE FUND OF COLORADO Tax-Free Fund of Colorado Class C	170	526	907	1,494

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.44 % of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in tax-free municipal obligations which pay interest exempt from Colorado state and regular Federal income taxes. We call these “Colorado Obligations.” In general, all or almost all of these obligations are issued by the State of Colorado, its counties and various other local authorities. At least 80% of the Fund’s assets will always consist of Colorado obligations of these issuers. These obligations can be of any maturity, but the Fund’s average portfolio maturity has traditionally been between 6 and 12 years.
At the time of purchase, the Fund’s Colorado Obligations must be of investment grade quality. This means that they must either
•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,
•	if unrated, be determined to be of comparable quality by the Fund’s Sub-Adviser, Davidson Fixed Income Management, Inc. doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”).
The Sub-Adviser selects obligations for the Fund’s portfolio to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks
The Fund’s assets, being primarily or entirely Colorado issues, are subject to economic and other conditions affecting Colorado. Adverse local events, such as the current downturn in the Colorado economy and continued high unemployment, could affect the value of the Fund’s portfolio. (See “What are the main risk factors and special considerations specifically relating to investment in Colorado Issuers?” in the Fund’s Prospectus.)
There are two types of risk associated with any fixed-income debt securities such as Colorado Obligations: interest rate risk and credit risk.
•
Interest rate risk relates to fluctuations in market value arising from changes in prevailing interest rates. If interest rates rise, the value of debt securities, including Colorado Obligations, will normally decline. If the value of Colorado Obligations held by the Fund declines, the net asset value of your shares in the Fund will also decline. Colorado Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

•	Credit risk relates to the ability of the particular issuers of the Colorado Obligations the Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Fund invests in the securities of specific issuers, the more the Fund is exposed to risks associated with investments in those issuers.
Loss of money is a risk of investing in the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS Class Y Shares 2001 - 2010

During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended September 30, 2009) and the lowest return for a quarter was –2.39% (quarter ended June 30, 2004).
Average Annual Total Returns TAX-FREE FUND OF COLORADO	1 Year	5 Years	10 Years
Tax-Free Fund of Colorado Class A	(2.64%)	2.66%	3.55%
Tax-Free Fund of Colorado Class C	(0.58%)	2.51%	2.98%
Tax-Free Fund of Colorado Class Y	1.44%	3.55%	4.02%
Tax-Free Fund of Colorado Class Y After Taxes on Distributions	1.44%	3.50%	3.96%
Tax-Free Fund of Colorado Class Y After Taxes on Distributions and Sales	2.32%	3.58%	3.99%
Barclays Capital Quality Intermediate Municipal Bond Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	3.21%	4.73%	4.76%

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 24, 2011
Registrant Name	dei_EntityRegistrantName	Tax-Free Fund of Colorado
Central Index Key	dei_EntityCentralIndexKey	0000811239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 24, 2011
Prospectus Date	rr_ProspectusDate	Apr 24, 2011
TAX-FREE FUND OF COLORADO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is to provide you as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “Alternative Purchase Plans” on page 18 of the Fund’s Prospectus, “What are the sales charges for purchases of Class A Shares” on page 19 of the Prospectus and “Reduced Sales Charges for Certain Purchases of Class A Shares” on page 21 of the Prospectus. No Class I Shares are currently outstanding.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	fees paid directly from your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.44 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.44%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in tax-free municipal obligations which pay interest exempt from Colorado state and regular Federal income taxes. We call these “Colorado Obligations.” In general, all or almost all of these obligations are issued by the State of Colorado, its counties and various other local authorities. At least 80% of the Fund’s assets will always consist of Colorado obligations of these issuers. These obligations can be of any maturity, but the Fund’s average portfolio maturity has traditionally been between 6 and 12 years.
At the time of purchase, the Fund’s Colorado Obligations must be of investment grade quality. This means that they must either
•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,
•	if unrated, be determined to be of comparable quality by the Fund’s Sub-Adviser, Davidson Fixed Income Management, Inc. doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”).
The Sub-Adviser selects obligations for the Fund’s portfolio to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	At least 80% of the Fund's assets will always consist of Colorado obligations of these issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s assets, being primarily or entirely Colorado issues, are subject to economic and other conditions affecting Colorado. Adverse local events, such as the current downturn in the Colorado economy and continued high unemployment, could affect the value of the Fund’s portfolio. (See “What are the main risk factors and special considerations specifically relating to investment in Colorado Issuers?” in the Fund’s Prospectus.)
There are two types of risk associated with any fixed-income debt securities such as Colorado Obligations: interest rate risk and credit risk.
•
Interest rate risk relates to fluctuations in market value arising from changes in prevailing interest rates. If interest rates rise, the value of debt securities, including Colorado Obligations, will normally decline. If the value of Colorado Obligations held by the Fund declines, the net asset value of your shares in the Fund will also decline. Colorado Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

•	Credit risk relates to the ability of the particular issuers of the Colorado Obligations the Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Fund invests in the securities of specific issuers, the more the Fund is exposed to risks associated with investments in those issuers.
Loss of money is a risk of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Fund invests in the securities of specific issuers, the more the Fund is exposed to risks associated with investments in those issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Class Y Shares 2001 - 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended September 30, 2009) and the lowest return for a quarter was –2.39% (quarter ended June 30, 2004).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

TAX-FREE FUND OF COLORADO | Tax-Free Fund of Colorado Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	472
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,270
Annual Return 2001	rr_AnnualReturn2001	4.59%
Annual Return 2002	rr_AnnualReturn2002	9.50%
Annual Return 2003	rr_AnnualReturn2003	4.37%
Annual Return 2004	rr_AnnualReturn2004	2.73%
Annual Return 2005	rr_AnnualReturn2005	1.49%
Annual Return 2006	rr_AnnualReturn2006	3.26%
Annual Return 2007	rr_AnnualReturn2007	3.17%
Annual Return 2008	rr_AnnualReturn2008	0.63%
Annual Return 2009	rr_AnnualReturn2009	9.47%
Annual Return 2010	rr_AnnualReturn2010	1.44%
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	3.55%
TAX-FREE FUND OF COLORADO | Tax-Free Fund of Colorado Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,494
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,494
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	2.98%
TAX-FREE FUND OF COLORADO | Tax-Free Fund of Colorado Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
TAX-FREE FUND OF COLORADO | Tax-Free Fund of Colorado Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_AverageAnnualReturnYear01	1.44%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.02%
TAX-FREE FUND OF COLORADO | Tax-Free Fund of Colorado Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.44%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	3.96%
TAX-FREE FUND OF COLORADO | Tax-Free Fund of Colorado Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.32%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	3.99%
TAX-FREE FUND OF COLORADO | Barclays Capital Quality Intermediate Municipal Bond Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	4.76%

[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.